TAXES ON INCOME (Details 4) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred Tax Assets Current And Non Current [Line Items]
Stock-based compensation		$ 927
Provisions for employee benefits		119
Accrued severance pay		141
Net operating losses carryforward		757
Deferred tax assets, before valuation allowance - Long-term		1,944
Valuation allowance		(1,087)
Net deferred tax assets		857
Current
Deferred Tax Assets Current And Non Current [Line Items]
Stock-based compensation		459
Provisions for employee benefits		$ 119
Accrued severance pay
Net operating losses carryforward		$ 100
Deferred tax assets, before valuation allowance - Long-term		678
Valuation allowance		(73)
Net deferred tax assets		605
Non-current
Deferred Tax Assets Current And Non Current [Line Items]
Stock-based compensation	$ 2,113	468
Provisions for employee benefits	154
Accrued severance pay	210	141
Net operating losses carryforward	417	657
Deferred tax assets, before valuation allowance - Long-term	2,894	1,266
Valuation allowance	(1,769)	(1,014)
Net deferred tax assets	$ 1,125	$ 252